Earnings per ordinary share - Earnings per ordinary share (Details) - $ / shares shares in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per ordinary share
Basic weighted number of shares		873	871	872
Dilutive impact of share options outstanding		3	2	1
Diluted weighted average number of shares		876	873	873
Earnings per ordinary share
Basic	[1]	$ 0.472	$ 0.302	$ 0.255
Diluted	[1]	$ 0.470	$ 0.301	$ 0.255

[1]	Attributable to equity holders of the Company and wholly derived from continuing operations.